Subsequent Events (Details) - USD ($)							1 Months Ended	12 Months Ended
	Nov. 05, 2024	Oct. 03, 2024	Sep. 26, 2024	Jul. 12, 2024	Jul. 09, 2024	May 30, 2024	Oct. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 25, 2024	Aug. 31, 2024	Jun. 30, 2023
Subsequent Events [Line Items]
Convertible promissory notes (in Dollars)								$ 6,000,000	$ 0			$ 2,000,000
Shares of common stock								3,303,333	7,270,097
Common stock par value (in Dollars per share)								$ 0.0001	$ 0.0001
Shares of new foxx common stock			2,270,096			5,000,000
Description of financial performance								Additionally, the Foxx Stockholders may be entitled to receive “Earnout Shares”, which refer to 4,200,000 shares of New Foxx Common Stock, subject to the vesting schedule as follows:• (i) in connection with the financial performance for the fiscal year ending June 30, 2024:• (A) 700,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the New Foxx’s audited consolidated financial statements for the fiscal year ending June 30, 2024 (“2024 Audited Financial Statements”), prepared in accordance with the Generally Accepted Accounting Principles of the United States (“U.S. GAAP”) and filed with the SEC on Form 10-K by New Foxxafter Closing, reflect revenue of New Foxx for the fiscal year ending June 30, 2024 (the “2024 Revenue”) no less than $67,000,000 (including $67,000,000) and less than $84,000,000 (excluding $84,000,000);• (B) 1,400,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the 2024 Revenue reflected in the 2024 Audited Financial Statements is no less than $84,000,000 (including $84,000,000) and less than $100,000,000 (excluding $100,000,000);• (C) 2,100,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the 2024 Revenue reflected in the 2024 Audited Financial Statements is no less than $100,000,000 (including $100,000,000);provided, however, that the Earnout Shares will be issued and delivered pursuant to one paragraph from (i)(A)-(i)(C) above only once; and• (ii) in connection with the financial performance for the fiscal year ending June 30, 2025:• (A) 700,000 Earnout Shares will be issued to Foxx Shareholders on a pro rata basis if and only if the New Foxx’s audited consolidated financial statements for the fiscal year ending June 30, 2025 (“2025 Audited Financial Statements”), prepared in accordance with U.S. GAAP and filed with the SEC on Form 10-K by New Foxxafter Closing, reflect revenue of New Foxxfor the fiscal year ending June 30, 2025 (the “2025 Revenue”) no less than $77,050,000 (including $77,050,000) and less than $96,600,000 (excluding $96,600,000);• (B) 1,400,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the 2025 Revenue reflected in the 2025 Audited Financial Statements is no less than $96,600,000 (including $96,600,000) and less than $115,000,000 (excluding $115,000,000);• (C) 2,100,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the 2025 Revenue reflected in the 2025 Audited Financial Statements is no less than $115,000,000 (including $115,000,000);provided, however, that the Earnout Shares will be issued and delivered pursuant to one paragraph from (ii)(A) to (ii)(C) above only once.
Subsequent Event [Member]
Subsequent Events [Line Items]
Paid to redeeming shareholders (in Dollars)							$ 20,500,000
Restricted shares	707,860
Rental agreement term				7 years	5 years
Rental amount (in Dollars)				$ 65,745	$ 10,534
Percentage of rental incremental rate				4.00%	5.00%
Warrant issued										1
Redeemable warrant										1
Common stock par value (in Dollars per share)			$ 0.0001
Shares of new foxx common stock			5,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants excised		10,500
Excised warrants, amount (in Dollars)		$ 120,750
Price per share (in Dollars per share)		$ 11.5
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Vested percentage	25.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Vested percentage	75.00%
Subsequent Event [Member] | New Foxx [Member]
Subsequent Events [Line Items]
Shares of common stock										1
Common stock par value (in Dollars per share)										$ 11.5
Subsequent Event [Member] | Escrow Arrangement [Member]
Subsequent Events [Line Items]
Shares of new foxx common stock			500,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Events [Line Items]
Convertible promissory notes (in Dollars)									$ 9,000,000		$ 9,000,000
Warrant [Member] | Subsequent Event [Member] | New Foxx [Member]
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)										$ 1